Financial Risk Review - Schedule of Liquidity Risk (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	$ 148,012,703	$ 130,750,210
Greater than or equal to thirty days
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	6,256,382	3,944,793
Thirty days through one year
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	8,991,804	10,732,467
One year through two years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	105,749,888	36,241,669
More than two years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	$ 27,014,629	$ 79,831,281